Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Assets fair value reconciliation abstract
Assets at the beginning of the period	€ 690,059		€ 731,856
Changes in fair value level 3 assets abstract
Assets at the end of the period	676,689		690,059	€ 731,856
Level 3 [Member]
Assets fair value reconciliation abstract
Assets at the beginning of the period	835		822	463
Changes in fair value level 3 assets abstract
Group Incorporations Assets	0		0	0
Changes in FV recognized in P&L Assets	(167)	[1]	(24)	33
Changes in FV recognized in OCI Assets	(4)		(45)	(81)
Acquisitions Disposals Liquidations Assets	2,102	[2]	32	438
Net inflows level 3 assets	761		106	16
Exchange Differences And Others Assets	0		(55)	(47)
Assets at the end of the period	€ 3,527		€ 835	€ 822

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2018, 2017 and 2016. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabili ties, net”.

[2]

(**) Of which, in 2018, the assets roll forward is comprised of € 2,400 million of acquisitions, € 254 millions of disposals and € 44 millions of liquidations. The liabilities roll forward is comprised of € 2,716 million of acquisitions and € 5 mill ions of liquidations.